Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Schedule of Administrative Expenses
	2025	2024	2023
Staff costs (see Note 9)	$5,029	$9,428	$4,763
General and administrative costs	1,213	1,219	1,475
Fines and penalties	254	83	746
Bank charges	662	831	433
Fuel issues	58	118	420
Bad debts written off	—	83	—
Directors’ fees	571	288	288
Welfare costs	102	132	246
Stores	64	127	236
Travel and accommodation(1)	3,031	1,705	153
Audit fees (2)	555	941	78
Non-audit fees	6	-	-
Share based payments (see Note 9)	236	—	—
Investor relations	251	—	—
Loss on disposal of assets (see note 14)	428	269	47
Prepayment write down	74	—	—
Legal fees(1)	3,161	723	14
Insurance	493	—	—
Recruitment	617	—	—
Filing fees	308	—	—
Consultancy fees (1)	6,290	4,154	9
Inspection fees	—	—	75
Environmental costs	—	—	9
Administrative expenses	$23,403	$20,101	$8,992